UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Skystone Advisors LLC
Address:              Two International Place
                      18th Floor
                      Boston, MA 02110

Form 13F File Number: 028-12366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Kerry Nelson
Title:                Managing Member
Phone:                (617) 603-2081

Signature, Place, and Date of Signing:

/s/ Kerry Nelson                   Boston, MA                  August 14, 2007
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

No.:     13F File Number:         Name:
1        028-12374                Kerry Nelson

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     265,266
                                            (x$1000)

                                  FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: SKYSTONE ADVISORS LLC
                                        As of 6/30/07

  Column 1                    Column 2    Column 3   Column 4         Column 5       Column 6    Column 7    Column 8

  Name of                     Title of     CUSIP      Value     Shares or  SH/ PUT/  Investment  Other        Voting
  Issuer                       Class       Number    (x$1000)   Principal  PRN CALL   Discretion  Managers    Authority
                                                                Amount

                                                                                                             Sole      Shared  None

ADVANCED MEDICAL OPTICS INC   COM          00763M108    4,541     130,200  SH        DEFINED     1           130,200
AMERICAN DENTAL PARTNERS      COM          025353103   24,410     939,407  SH        DEFINED     1           939,407
AMERICAN REPROGRAPHICS CO     COM          029263100   12,321     400,169  SH        DEFINED     1           400,169
AMERICAS CAR MART INC         COM          03062T105    9,346     688,708  SH        DEFINED     1           688,708
BARRETT BUSINESS SERVICES IN  COM          068463108    3,160     122,464  SH        DEFINED     1           122,464
CARTER INC                    COM          146229109   16,384     631,600  SH        DEFINED     1           631,600
CHARLES RIV LABS INTL INC     COM          159864107   21,866     423,600  SH        DEFINED     1           423,600
COLLEGIATE PACIFIC INC        COM NEW      194589206   14,913   1,535,800  SH        DEFINED     1         1,535,800
DAVITA INC                    COM          23918K108   21,560     400,149  SH        DEFINED     1           400,149
HARVARD BIOSCIENCE INC        COM          416906105   23,459   4,498,416  SH        DEFINED     1         4,498,416
INTERLINE BRANDS INC          COM          458743101   18,835     722,190  SH        DEFINED     1           722,190
JACKSON HEWITT TAX SVCS INC   COM          468202106    6,831     243,012  SH        DEFINED     1           243,012
MOLDFLOW CORP                 COM          608507109      898      40,852  SH        DEFINED     1            40,852
PANTRY INC                    COM          698657103   15,607     338,506  SH        DEFINED     1           338,506
PEDIATRIX MED GROUP           COM          705324101   19,521     353,957  SH        DEFINED     1           353,957
RADIATION THERAPY SVCS INC    COM          750323206   14,209     539,753  SH        DEFINED     1           539,753
SCHEIN HENRY INC              COM          806407102   13,570     253,995  SH        DEFINED     1           253,995
TRADESTATION GROUP INC        COM          89267P105    8,550     734,847  SH        DEFINED     1           734,847
VALASSIS COMMUNICATIONS INC   COM          918866104   10,159     591,000  SH        DEFINED     1           591,000
WORLD FUEL SVCS CORP          COM          981475106    5,127     121,900  SH        DEFINED     1           121,900
